Capital Lease Obligations	12 Months Ended
Dec. 31, 2011
Capital Lease Obligations [Abstract]
Debt and Capital Leases Disclosures [Text Block]

Note 5 – Capital lease obligations

The Company acquired capital leases in the acquisition of SafeData. The economic substance of the leases is that the Company is financing the acquisitions through the leases and accordingly, they are recorded in the Company’s assets and liabilities. The leases are payable to Systems Trading, Inc. and IBM with combined monthly installments of $56,136 through various dates in 2011 and 2012. The leases are secured with the computer equipment.  Interest rates on capitalized leases vary from 6%-12% and are imputed based on the lower of the Company’s incremental borrowing rate at the inception of each lease or the lessor’s implicit rate of return.

Future minimum lease payments under the capital leases are as follows:

As of December 31, 2011	$1,068,815
Less amount representing interest	(59,862)
Total obligations under capital leases	1,008,953
Less current portion of obligations under capital leases	(499,325)
Long-term obligations under capital leases	$509,628

Long-term obligations under capital leases at December 31, 2011 mature as follows:

For the year ending December 31, 2012	$500,020
2013	301,656
2014	175,642
2015	31,635

$1,.008,953

The assets held under the capital leases are included in property and equipment as follows:

Equipment	$1,262,488
Less: accumulated depreciation	295,365

$967,123